Stockholders' Equity (Details 2) (Stock Option [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 0.15	$ 0.08	$ 0.03
Risk free interest rate		1.40%	0.60%
Dividend yield	0.00%	0.00%	0.00%
Volatility	77.00%		82.00%
Volatility, minimum		73.00%
Volatility, maximum		80.00%
Expected term	6 years 3 months		5 years 9 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.60%
Expected term		10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.50%
Expected term		5 years 9 months